Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
OPERATING ACTIVITIES
Net income	$ 32,915	$ 16,183
Adjustments for non-cash items:
Deferred income tax expense (recovery)	(1,642)	1,464
Depreciation and depletion	6,516	2,736
Accretion of reclamation provision	204	156
Loss (gain) on investments	662	(2,746)
Unrealized loss (gain) on derivatives	1,837	(2,000)
Unrealized loss (gain) on foreign exchange	(4,901)	1,369
Write down of equipment and materials	49	413
Other expenses	0	425
Finance costs on deferred consideration payable	425	64
Share-based payments	3,177	2,847
Total adjustments for non cash items	39,242	20,911
Net change in non-cash working capital items	350	(3,474)
Cash provided by operating activities	39,592	17,437
FINANCING ACTIVITIES
Shares issued for cash, net of issuance costs	24,738	35,936
Proceeds from option exercises and RSU vesting, net	3,086	1,318
Deferred consideration payment	(8,750)	0
Shares repurchased and cancelled	(4,629)	0
Lease liability payments	(2,594)	(1,608)
Equipment loan payments	(413)	(240)
Cash provided by financing activities	11,438	35,406
INVESTING ACTIVITIES
Proceeds from sale of long-term investments	386	0
Exploration and evaluation expenditures	(170)	(568)
Additions to plant, equipment and mining properties	(14,723)	(22,258)
Cash used in investing activities	(14,507)	(22,826)
Change in cash	36,523	30,017
Effect of exchange rate changes on cash	0	(3)
Cash, beginning of period	101,724	27,317
Cash, ending of period	$ 138,247	$ 57,331